Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain (loss) recognized on non-designated derivative instruments
The following table summarizes the gain (loss) recognized on derivative instruments for the years ended December 31:

Derivative instrument	Classification on consolidated statement operations	2015	2014	2013
Cash flow hedges	Interest expense	$(4.2)	$(6.3)	$(6.4)
Foreign exchange option contracts gain	Miscellaneous, net	7.0	—	—
Foreign exchange forward contracts	Foreign exchange (loss) gain, net	10.7	21.1	10.9
Total		$13.5	$14.8	$4.5

Foreign Currency Option Contracts

		Notional Amounts
Instrument	Number of Instruments	Call	Put
Foreign currency option contracts	2	€1,416.0	$1,547.1